[front cover]

Annual Report July 31, 2001

Oppenheimer
Trinity Core Fund


[logo]  OppenheimerFunds/r/
        The Right Way to Invest

[inside front cover]

REPORT HIGHLIGHTS


FUND OBJECTIVE
Oppenheimer Trinity Core Fund seeks long-term growth of capital.


CONTENTS
1 Letter to Shareholders
2 An Interview with Your Fund's Managers
5 Fund Performance
9 Financial Statements
29 Independent Auditors' Report
30 Federal Income Tax Information
31 Officers and Trustees

AVERAGE ANNUAL TOTAL RETURNS*
For the 1-Year Period Ended 7/31/01

                        Without         With
                        Sales Chg.      Sales Chg.
Class A                 -14.76%         -19.66%
Class B                 -15.56          -19.78
Class C                 -15.53          -16.37
Class Y                 -12.72              --


SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


* See Notes on page 8 for further details.

[photo]
JOHN V. MURPHY
Chairman,
President and
Chief Executive Officer
OppenheimerFunds, Inc.


SHAREHOLDER LETTER


DEAR SHAREHOLDER,

It is a pleasure to greet you in my new role as Chairman, President and Chief Executive Officer of OppenheimerFunds. I'm honored to take on this new leadership role, after having served OppenheimerFunds in the capacity of President and Chief Operating Officer since August of 2000.

I'd also like to acknowledge the contributions of Bridget A. Macaskill,whose vision and efforts have helped build OppenheimerFunds' reputation as a premier investment firm. During her tenure as Chief Executive Officer, Bridget made tremendous contributions to both the firm and to our fund shareholders. Her extraordinary commitment has positioned OppenheimerFunds for a very bright future, and I thank her for that.

Our ongoing mission is to provide outstanding investment solutions for our customers.We will continue to strive to deliver products and services that help keep you at the forefront of the markets. In partnership with financial advisors, this approach has enabled OppenheimerFunds to help investors pursue their financial goals for more than 40 years.

While the past year has proven to be challenging in the financial markets,we assure you that our commitment to investment excellence has never been stronger. With this commitment and a clear vision, we are confident that we will meet the challenges that lie ahead.Thank you for your ongoing confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,


/s/John V. Murphy
John V. Murphy
August 21, 2001




1 Oppenheimer Trinity Core Fund

AN INTERVIEW WITH YOUR FUND'S MANAGERS


PORTFOLIO MANAGERS
Blake Gall
Sue Mathias


HOW WOULD YOU CHARACTERIZE OPPENHEIMER TRINITY CORE FUND'S PERFORMANCE DURING THE 12-MONTH PERIOD ENDED JULY 31, 2001?
The past year proved a volatile and challenging period for most broad equity markets and the Fund.While we certainly would have preferred to deliver positive returns, our disciplined, bottom-up stock selection process still enabled us generally to keep pace with our benchmark, the S&P 500 Index.

WHAT MADE THIS SUCH A CHALLENGING PERIOD?
Slowing U.S. economic growth drove most broad stock indices lower, including the Dow Jones Industrial Average and Nasdaq Composite, as well as the Fund's benchmark, the S&P 500 Index.The downturn was concentrated in technology stocks,which had been the focus of market strength during most of the previous 12-month period.As technology stocks declined from the unprecedented valuation levels to which they had risen,however, market strength broadened to include a variety of other sectors, such as finance and healthcare.

HOW DID YOU MANAGE THE FUND IN LIGHT OF THESE CONDITIONS?
We maintained the disciplined management approach that is the hallmark of our investment strategy.That approach focuses on the stocks of large companies, including many of the best-known companies in the United States across a variety of industry sectors.We seek to avoid "style drift"by investing in stocks listed in the S&P 500 Index, and by allocating approximately the same percentage of the Fund's assets to each industry sector as the Index.Rather than emphasizing specific sectors,we strive to add value to the Fund and exceed the benchmark's performance by identifying and investing selectively in each industry's most attractive stocks.To that end,we employ a wide range of computer-based modeling tools to determine the most attractive prospects under prevailing market conditions.

Informed by the data generated by our models,we built a diversified portfolio of stocks during the last 12 months that reflected the sector weightings of our benchmark.As was the case with the Index, technology was the Fund's largest sector.Declines in the sector were responsible for most of the Fund's losses.Overall, our technology holdings suffered slightly greater declines than the corresponding component of the Index.However, we more than made up for our relatively weak performance in technology with relatively strong performance during the last 12 months in the areas of finance, capital goods and healthcare.

Supported by declining interest rates, the financial sector produced strong returns for the Index, and even stronger returns for the Fund.We scored our greatest gains with investments in consumer finance and insurance-related stocks, such as American International Group, Inc.The strength in financials also contributed to the Fund's positive returns in the capital goods sector.That's because General Electric Co., one of our largest capital goods holdings, benefited from the good performance of its finance subsidiary. Finally, individual stock selections in healthcare enabled us to post much better results than the Index in this sector as well.We secured most of our gains in healthcare from investments in several hospital and drug companies, such as American Home Products Corp.



2 Oppenheimer Trinity Core Fund

[side quote]
"We more than made up for our relatively weak performance in technology with relatively strong performance during the last 12 months in the areas of finance, capital goods and healthcare."


DID YOU IMPLEMENT ANY REFINEMENTS TO YOUR STOCK RANKING MODELS?
For decades,we've been employing quantitative models similar to those we use for the Fund. In the process of creating a systematic, highly disciplined method of building and managing portfolios across a wide range of market cycles and conditions, we have continually refined our approach.During the past year, for example,we added seven new revenuebased evaluation factors to our research library of approximately 50 stock ranking and valuation techniques. Our goal is to try to have the most effective stock selection engine possible by utilizing each valuation model to its full advantage,while also trying to limit the volatility.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?
While we are disappointed with the impact of technology on the Fund's performance during the period,we believe that declines in this sector may set the stage for lower levels of volatility and a broader base of market strength in coming months.During the last six months of 2000, technology represented approximately one-third of the Index--nearly twice the weighting of the next-largest sector. By the end of the first half of 2001, because of declines in technology stock prices, the sector accounted for only about 18% of the Index and the Fund--barely more than finance, healthcare or consumer cyclicals.A greater balance among sector weightings means that volatility in the largest sector will have less effect on overall performance.We believe this bodes well for the Fund, because our systematic valuation approach generally performs more effectively in stable market environments.

As for the current economic environment, it remains to be seen whether or not aggressive interest rate cuts by the Federal Reserve Board will lead to a recovery in the near future.We continue to maintain our unwavering focus on selecting attractive large-cap stocks listed in the S&P 500 Index. Our highly disciplined, long-term approach to investing is what makes Oppenheimer Trinity Core Fund an important part of The Right Way to Invest.



3 Oppenheimer Trinity Core Fund

AN INTERVIEW WITH YOUR FUND'S MANAGERS


[pie chart]

SECTOR ALLOCATION(2)
Technology              19.4%
Financial               16.3
Healthcare              12.7
Consumer Staples        12.5
Consumer Cyclicals      12.4
Capital Goods           11.5
Energy                   7.4
Utilities                4.0
Communication Services   3.1
Basic Materials          0.5
Transportation           0.2



AVERAGE ANNUAL TOTAL RETURNS
For the 1-Year Period Ended 6/30/01(1)

                1-Year          Since Inception
Class A         -19.78%         -9.29%
Class B         -19.88          -9.20
Class C         -16.56          -7.09
Class Y         -12.86          -5.00


TOP TEN COMMON STOCK HOLDINGS(3)
Microsoft Corp.                         4.1%
General Electric Co.                    3.6
Pfizer, Inc.                            2.9
Wal-Mart Stores, Inc.                   2.6
Merck & Co., Inc.                       2.4
International Business Machines Corp.   2.4
Royal Dutch Petroleum Co., NY Shares    2.3
Tyco International Ltd.                 2.0
Exxon Mobil Corp.                       1.9
Coca-Cola Co. (The)                     1.8


1. See Notes on page 8 for further details.
2.Portfolio is subject to change.Percentages are as of July 31, 2001, and are based on total market value of common stock holdings.
3.Portfolio is subject to change.Percentages are as of July 31, 2001, and are based on net assets.The Fund's investment strategy and focus can change over time.The mention of specific fund holdings does not constitute a recommendation by Oppenheimer Trinity Core Fund or by OppenheimerFunds, Inc.


4 Oppenheimer Trinity Core Fund

FUND PERFORMANCE

HOW HAS THE FUND PERFORMED? Below is a discussion, by the Manager, of the Fund's performance during its fiscal year ended July 31, 2001, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

MANAGEMENT'S DISCUSSION OF PERFORMANCE. During the one-year period that ended July 31, 2001, the performance of Oppenheimer Trinity Core Fund suffered from the impact of slowing U.S. economic growth on technology stocks,which declined sharply.However, these losses in technology were somewhat cushioned by the Fund's relatively strong performance in the financial, capital goods and healthcare sectors. Our positive results in these three sectors enabled us generally to keep pace with our benchmark.The Fund's portfolio holdings, allocations and management strategies are subject to change.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until July 31,2001.The performance for Class A,B,C and Y shares is measured from inception on 9/1/99 to July 31, 2001. Because Class N shares of the Fund were first publicly offered on 3/1/01, no performance information on Class N shares is included.The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares and the applicable contingent deferred sales charge for Class B and Class C shares.The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.

The Fund's performance is compared to the performance of Standard & Poor's
(S&P) 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to those investments found in the index.


5 Oppenheimer Trinity Core Fund

FUND PERFORMANCE

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Trinity Core Fund (Class A) and S&P 500 Index

[line graph]
            Oppenheimer
            Trinity
            Core Fund     S&P 500
09/ 1/99    9,425         10,000
10/31/99    9,161         10,341
01/31/00    9,083         10,611
04/30/00    9,631         11,084
07/31/00    9,725         10,951
10/31/00    9,517         10,970
01/31/01    9,026         10,515
04/30/01    8,526          9,647
07/31/01    8,290          9,382

AVERAGE ANNUAL TOTAL RETURN OF CLASS A SHARES OF THE FUND AT 7/31/01(1)
1-YEAR -19.66%          SINCE INCEPTION -9.32%


CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Trinity Core Fund (Class B) and S&P 500 Index

[line graph]
            Oppenheimer
            Trinity
            Core Fund     S&P 500
09/ 1/99    10,000        10,000
10/31/99     9,710        10,341
01/31/00     9,600        10,611
04/30/00    10,161        11,084
07/31/00    10,231        10,951
10/31/00     9,991        10,970
01/31/01     9,450        10,515
04/30/01     8,910         9,647
07/31/01     8,294         9,382


AVERAGE ANNUAL TOTAL RETURN OF CLASS B SHARES OF THE FUND AT 7/31/01(1)
1-YEAR -19.78%          SINCE INCEPTION -9.30%



6 Oppenheimer Trinity Core Fund

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Trinity Core Fund (Class C) and S&P 500 Index

[line graph]
            Oppenheimer
            Trinity
            Core Fund     S&P 500
09/ 1/99    10,000        10,000
10/31/99     9,710        10,341
01/31/00     9,600        10,611
04/30/00    10,170        11,084
07/31/00    10,240        10,951
10/31/00    10,010        10,970
01/31/01     9,460        10,515
04/30/01     8,920         9,647
07/31/01     8,650         9,382

AVERAGE ANNUAL TOTAL RETURN OF CLASS C SHARES OF THE FUND AT 7/31/01(1)
1-YEAR -16.37%          SINCE INCEPTION -7.29%


CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Trinity Core Fund (Class Y) and S&P 500 Index

[line graph]
            Oppenheimer
            Trinity
            Core Fund     S&P 500
09/ 1/99    10,000        10,000
10/31/99     9,730        10,341
01/31/00     9,645        10,611
04/30/00    10,226        11,084
07/31/00    10,326        10,951
10/31/00    10,116        10,970
01/31/01     9,594        10,515
04/30/01     9,264         9,647
07/31/01     9,013         9,382

AVERAGE ANNUAL TOTAL RETURN OF CLASS Y SHARES OF THE FUND AT 7/31/01(1)
1-YEAR -12.72%          SINCE INCEPTION -5.28%


The performance information for the S&P 500 Index in the graphs begins on 8/31/99 for all classes.
1. See page 8 for further details.
Past performance cannot guarantee future results. Graphs are not drawn to the same scale.

7 Oppenheimer Trinity Core Fund

NOTES


IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown.The Fund's total returns shown do not show the effects of income taxes on an individual's investment.Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. The Fund's portfolio managers are employed by the Fund's sub-advisor,Trinity Investment Management Corporation, an affiliate of OppenheimerFunds, Inc., the Fund's investment manager.The S&P 500 Index is unmanaged and cannot be purchased directly by investors. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus.To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

The inception date of Class A,B,C and Y shares is 9/1/99.

Unless otherwise noted, Class A total returns are shown net of the applicable 5.75% maximum initial sales charge.

Unless otherwise noted, Class B total returns are shown net of the applicable. contingent deferred sales charge of 5% (1-year) and 4% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Unless otherwise noted Class C total returns are shown net of the 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Because Class N shares of the Fund were first publicly offered on 3/1/01, no performance information on Class N shares is included in this report. Class N shares are offered only through retirement plans. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares are only offered to certain institutional investors under special agreement with the distributor.

An explanation of the calculations of performance is in the Fund's Statement of Additional Information.



8 Oppenheimer Trinity Core Fund


-------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                                                   July 31, 2001

                                                                                                                MARKET VALUE
                                                                                              SHARES            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Common Stocks - 95.9%
-------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 0.4%
-------------------------------------------------------------------------------------------------------------------------
METALS - 0.2%
-------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                              400             $ 16,160
-------------------------------------------------------------------------------------------------------------------------
PAPER - 0.2%
-------------------------------------------------------------------------------------------------------------------------
Westvaco Corp.                                                                                  700               18,830
-------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 11.0%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 3.1%
-------------------------------------------------------------------------------------------------------------------------
Boeing Co.                                                                                    1,800              105,354
-------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                         1,800               71,316
-------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                                  2,000               57,760
                                                                                                           --------------
                                                                                                                 234,430
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.6%
-------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                          6,200              269,700
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc.                                             (1)                 1,200               22,608
-------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 4.0%
-------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                       400               25,200
-------------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                                            600               26,640
-------------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                                                            400               44,752
-------------------------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                           (1)                   500               11,345
-------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                       2,800              148,960
-------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                       600               44,040
                                                                                                           --------------
                                                                                                                 300,937
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - 3.0%
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 2.6%
-------------------------------------------------------------------------------------------------------------------------
Avaya, Inc.                                                               (1)                 1,700               21,301
-------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                  1,900              102,885
-------------------------------------------------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group                                             (1)                 5,300               74,200
                                                                                                           --------------
                                                                                                                 198,386
-------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 0.4%
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                        600               27,018
-------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 11.9%
-------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 3.0%
-------------------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                                    400               18,816
-------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                                3,010               76,665
-------------------------------------------------------------------------------------------------------------------------
General Motors Corp.                                                                          1,500               95,400
-------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                                          400               32,240
                                                                                                           --------------
                                                                                                                 223,121
-------------------------------------------------------------------------------------------------------------------------
CONSUMER SERVICES - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Fluor Corp.                                                                                     500               19,765
-------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                             500               43,685
                                                                                                           --------------
                                                                                                                  63,450
-------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 1.1%
-------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                           100                5,161
-------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                                           2,200               26,642
-------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                                           1,000               47,750
                                                                                                           --------------
                                                                                                                  79,553
-------------------------------------------------------------------------------------------------------------------------
MEDIA - 0.7%
-------------------------------------------------------------------------------------------------------------------------
McGraw-Hill, Inc.                                                                               900               55,233

 9  Oppenheimer Trinity Core Fund

-------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)

                                                                                                                MARKET VALUE
                                                                                              SHARES            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Retail:  General - 2.8%
-------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.                                                              (1)                   200             $ 11,456
-------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                         3,500              195,650
                                                                                                           --------------
                                                                                                                 207,106
-------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 3.2%
-------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                              2,400              120,888
-------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                             2,400               91,632
-------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc.                                                        (1)                 2,100               26,922
                                                                                                           --------------
                                                                                                                 239,442
-------------------------------------------------------------------------------------------------------------------------
TEXTILE/APPAREL & HOME FURNISHINGS - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                             500               26,575
-------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 12.0%
-------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 4.8%
-------------------------------------------------------------------------------------------------------------------------
Adolph Coors Co., Cl. B                                                                         300               15,087
-------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                     2,200               95,282
-------------------------------------------------------------------------------------------------------------------------
Brown-Forman Corp., Cl. B                                                                       400               27,332
-------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                                           3,000              133,800
-------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                 1,900               88,597
                                                                                                           --------------
                                                                                                                 360,098
-------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special                                              (1)                 2,000               76,060
-------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 2.3%
-------------------------------------------------------------------------------------------------------------------------
Disney (Walt) Co.                                                                             3,000               79,050
-------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                       (1)                 1,900               94,620
                                                                                                           --------------
                                                                                                                 173,670
-------------------------------------------------------------------------------------------------------------------------
FOOD - 1.2%
-------------------------------------------------------------------------------------------------------------------------
Hershey Foods Corp.                                                                             300               18,108
-------------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                                   2,600               69,784
                                                                                                           --------------
                                                                                                                  87,892
-------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 0.8%
-------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                     1,300               46,813
-------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                                    400               13,480
                                                                                                           --------------
                                                                                                                  60,293
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 1.9%
-------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                          1,300               79,053
-------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                            900               63,918
                                                                                                           --------------
                                                                                                                 142,971
-------------------------------------------------------------------------------------------------------------------------
ENERGY - 7.1%
-------------------------------------------------------------------------------------------------------------------------
OIL:  DOMESTIC - 4.8%
-------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                        900               51,120
-------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                    400               20,780
-------------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                      700               30,275
-------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                   800               73,112
-------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                             3,400              141,984
-------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                    1,100               30,404
-------------------------------------------------------------------------------------------------------------------------
USX-Marathon Group, Inc.                                                                        400               11,868
                                                                                                           --------------
                                                                                                                 359,543
-------------------------------------------------------------------------------------------------------------------------
OIL:  INTERNATIONAL - 2.3%
-------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                                                          3,000              174,000


10  Oppenheimer Trinity Core Fund


-------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)

                                                                                                                MARKET VALUE
                                                                                              SHARES            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Financial - 15.7%
-------------------------------------------------------------------------------------------------------------------------
BANKS - 3.8%
-------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                                              1,600             $ 71,776
-------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                       2,700              116,910
-------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                  4,200               99,708
                                                                                                           --------------
                                                                                                                 288,394
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 8.1%
-------------------------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                                                     600               34,524
-------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                          2,200               88,726
-------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                     800               51,416
-------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                               2,000              100,420
-------------------------------------------------------------------------------------------------------------------------
Countrywide Credit Industries, Inc.                                                             500               21,655
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                      800               66,600
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                     500               34,220
-------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                    2,600               92,040
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                     1,200               65,088
-------------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                                        3,400               50,966
                                                                                                           --------------
                                                                                                                 605,655
-------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.9%
-------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                            1,600              133,200
-------------------------------------------------------------------------------------------------------------------------
Cigna Corp.                                                                                     700               70,217
-------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                     200               11,352
                                                                                                           --------------
                                                                                                                 214,769
-------------------------------------------------------------------------------------------------------------------------
SAVINGS & LOANS - 0.9%
-------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                       1,600               64,832
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 12.2%
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 11.4%
-------------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                                  2,000              120,620
-------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.                                                 (1)                   800               62,840
-------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               600               32,460
-------------------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                                               700               55,496
-------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                             2,700              183,546
-------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                  5,275              217,435
-------------------------------------------------------------------------------------------------------------------------
Pharmacia Corp.                                                                               2,500              111,550
-------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                      1,100               74,162
                                                                                                           --------------
                                                                                                                 858,109
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                    1,200               59,760
-------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 18.5%
-------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 2.9%
-------------------------------------------------------------------------------------------------------------------------
EMC Corp.                                                                 (1)                   400                7,888
-------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                         1,700              178,857
-------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A                                        (1)                   300               13,716
-------------------------------------------------------------------------------------------------------------------------
NCR Corp.                                                                 (1)                   500               19,680
                                                                                                           --------------
                                                                                                                 220,141
-------------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES - 1.4%
-------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                              1,200               83,184
-------------------------------------------------------------------------------------------------------------------------
Unisys Corp.                                                              (1)                 2,200               25,190
                                                                                                           --------------
                                                                                                                 108,374


11  Oppenheimer Trinity Core Fund


-------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)

                                                                                                              MARKET VALUE
                                                                                              SHARES          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Computer Software - 9.2%
-------------------------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.                                                     (1)                 2,100           $   95,445
-------------------------------------------------------------------------------------------------------------------------
BMC Software, Inc.                                                        (1)                   800               16,000
-------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                       2,100               72,408
-------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp.                                                   (1)                   700               25,277
-------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                                 1,400               89,390
-------------------------------------------------------------------------------------------------------------------------
Intuit, Inc.                                                              (1)                   600               20,628
-------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                           (1)                 4,700              311,093
-------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                              (1)                 2,400               43,392
-------------------------------------------------------------------------------------------------------------------------
Parametric Technology Corp.                                               (1)                 1,700               16,099
                                                                                                           --------------
                                                                                                                 689,732
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.9%
-------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                                       (1)                 1,400               26,908
-------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.                                                                     3,000               20,100
-------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.                                                                           600                4,770
-------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                            (1)                   800               50,584
-------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                                        800               20,360
-------------------------------------------------------------------------------------------------------------------------
Tellabs, Inc.                                                             (1)                 1,200               19,764
                                                                                                           --------------
                                                                                                                 142,486
-------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.1%
-------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                                              (1)                 1,700               31,042
-------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                   2,500               74,525
-------------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp.                                                        (1)                 1,200               11,088
-------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                           (1)                 1,200               55,404
-------------------------------------------------------------------------------------------------------------------------
QLogic Corp.                                                              (1)                   500               19,205
-------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.                                                     (1)                 1,400               31,920
-------------------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.                                               (1)                   700               13,853
                                                                                                           --------------
                                                                                                                 237,037
-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.3%
-------------------------------------------------------------------------------------------------------------------------
RAILROADS & TRUCKERS - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                             100                5,369
-------------------------------------------------------------------------------------------------------------------------
SHIPPING - 0.2%
-------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                               (1)                   300               12,411
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - 3.8%
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 3.3%
-------------------------------------------------------------------------------------------------------------------------
Calpine Corp.                                                             (1)                 1,100               39,589
-------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                                 1,100               33,990
-------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                             2,400               92,664
-------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                            800               25,200
-------------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc.                                                                             2,200               59,268
                                                                                                           --------------
                                                                                                                 250,711
-------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.5%
-------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                                   100                5,175
-------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                 1,228               31,167
                                                                                                           --------------
                                                                                                                  36,342
                                                                                                           --------------
Total Common Stocks (Cost $7,344,935)                                                                          7,211,198



12  Oppenheimer Trinity Core Fund


-------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)

                                                                                           PRINCIPAL          MARKET VALUE
                                                                                           AMOUNT             SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 3.3%
-------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 3.87%,
dated 7/31/01, to be repurchased at $251,027 on 8/1/01,
collateralized by Federal National Mortgage Assn.,
6%--8.50%, 10/1/28--8/1/31, with a value of $256,598
(Cost $251,000)                                                                            $251,000           $  251,000

-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $7,595,935)                                                  99.2%           7,462,198
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                 0.8               57,107
                                                                                       -------------          -----------

NET ASSETS                                                                                    100.0%          $7,519,305
                                                                                       =============          ===========


1.  Non-income-producing security.

See accompanying Notes to Financial Statements.







13  Oppenheimer Trinity Core Fund


----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                                           July 31, 2001



----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $7,595,935) - see accompanying statement                                             $7,462,198
----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                     83
----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                     49,040
Shares of beneficial interest sold                                                                                   15,036
Interest and dividends                                                                                                3,726
Other                                                                                                                   340
                                                                                                        --------------------
Total assets                                                                                                      7,530,423

----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Legal, auditing and other professional fees                                                                           7,827
Trustees' compensation                                                                                                1,583
Distribution and service plan fees                                                                                      951
Transfer and shareholder servicing agent fees                                                                           296
Other                                                                                                                   461
                                                                                                        --------------------
Total liabilities                                                                                                    11,118

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                       $7,519,305
                                                                                                        ====================

----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                  $8,547,294
----------------------------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment loss                                                                    (794)
----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                                                    (893,458)
----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                                                          (133,737)
                                                                                                        --------------------
NET ASSETS                                                                                                       $7,519,305
                                                                                                        ====================





14  Oppenheimer Trinity Core Fund


----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Continued)



----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$4,736,818 and 539,674 shares of beneficial interest outstanding)                                                     $8.78
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                           $9.32

----------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,434,194
and 166,186 shares of beneficial interest outstanding)                                                                $8.63

----------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,261,755
and 145,819 shares of beneficial interest outstanding)                                                                $8.65

----------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred
sales charge) and offering price per share (based on net assets of $980                                               $8.75
and 112 shares of beneficial interest outstanding)

----------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $85,558 and 9,517 shares of beneficial interest outstanding)                                            $8.99


See accompanying Notes to Financial Statements.




15  Oppenheimer Trinity Core Fund


-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                                                  For the Year Ended July 31, 2001



----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $547)                                                                $86,355
----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                             14,810
                                                                                                        --------------------
Total income                                                                                                        101,165

----------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                      59,463
----------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                               6,720
Class B                                                                                                              13,856
Class C                                                                                                              12,131
----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                              14,284
Class B                                                                                                               4,169
Class C                                                                                                               3,863
Class N                                                                                                                   2
Class Y                                                                                                                  54
----------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                          23,546
----------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                  11,040
----------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                1,832
----------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                             169
----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                 4,568
                                                                                                        --------------------
Total expenses                                                                                                      155,697
Less reduction to custodian expenses                                                                                   (169)
                                                                                                        --------------------
Net expenses                                                                                                        155,528

----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                 (54,363)

----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                                            (852,034)
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments                                                (414,078)
                                                                                                        --------------------
Net realized and unrealized gain (loss)                                                                          (1,266,112)

----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                            ($1,320,475)
                                                                                                        ====================


See accompanying Notes to Financial Statements.










16  Oppenheimer Trinity Core Fund

----------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          YEAR ENDED             PERIOD ENDED
                                                                                          JULY 31, 2001          JULY 31, 2000(1)
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                                                ($54,363)                  $118
----------------------------------------------------------------------------------------------------------------------------

Net realized gain (loss)                                                                    (852,034)               (41,424)
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                        (414,078)               280,341
                                                                                ---------------------   --------------------
Net increase (decrease) in net assets resulting from operations                           (1,320,475)               239,035

----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                                                      --        (111)
Class B                                                                                                      --          (6)
Class C                                                                                                      --          --
Class N                                                                                                      --          --
Class Y                                                                                                      --          (1)
----------------------------------------------------------------------------------------------------------------------------
Dividends in excess of net investment income:
Class A                                                                                                      --      (4,165)
Class B                                                                                                      --        (216)
Class C                                                                                                      --          --
Class N                                                                                                      --          --
Class Y                                                                                                      --          (2)

----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                                                     (380,294)             5,635,003
Class B                                                                                      546,688              1,132,147
Class C                                                                                      480,795                963,415
Class N                                                                                        1,000                     --
Class Y                                                                                      123,492                     --

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase (decrease)                                                                   (548,794)             7,965,099
----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                        8,068,099                103,000 (2)
                                                                                ---------------------   --------------------
End of period [including undistributed (overdistributed) net investment
loss of $794 for the year ended July 31, 2001]                                            $7,519,305             $8,068,099
                                                                                =====================   ====================


1.  For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2. Reflects the value of the Manager's initial seed money investment at August 18, 1999.

See accompanying Notes to Financial Statements.








17  Oppenheimer Trinity Core Fund


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                          CLASS A
                                                          -------------------------
                                                          YEAR ENDED JULY 31,
                                                          2001         2000(1)
------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                      $10.30       $10.00
------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                (.04)         .02
Net realized and unrealized gain (loss)                    (1.48)         .30
                                                     ------------   ----------
Total income (loss) from investment operations             (1.52)         .32
------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --           -- (2)
Dividends in excess of net investment income                  --         (.02)
                                                     ------------   ----------
Total dividends and/or distributions
to shareholders                                               --         (.02)
------------------------------------------------------------------------------
Net asset value, end of period                             $8.78       $10.30
                                                     ============   ==========

------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                       (14.76)%       3.18%
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $4,737       $5,918
------------------------------------------------------------------------------
Average net assets (in thousands)                         $5,173       $3,959
------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income (loss)                               (0.40)%      0.14%
Expenses                                                    1.68%       1.46%
Expenses, net of reduction to custodian expenses             N/A        1.41%
------------------------------------------------------------------------------
Portfolio turnover rate                                      164%        195%

1. For the period from September 1, 1999 (inception of offering) to July 31, 2000.
2.  Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.





18  Oppenheimer Trinity Core Fund


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                           CLASS B
                                                           ----------------------------
                                                           YEAR ENDED JULY 31,
                                                           2001           2000 (1)
---------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                       $10.22         $10.00
---------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                          (.10)          (.02)
Net realized and unrealized gain (loss)                     (1.49)           .25
                                                     -------------   ------------
Total income (loss) from investment operations              (1.59)           .23
---------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           --             -- (2)
Dividends in excess of net investment income                   --           (.01)
                                                     -------------   ------------
Total dividends and/or distributions
to shareholders                                                --           (.01)
---------------------------------------------------------------------------------
Net asset value, end of period                              $8.63         $10.22
                                                     =============   ============


---------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                        (15.56)%        2.31%
---------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $1,434         $1,160
---------------------------------------------------------------------------------
Average net assets (in thousands)                          $1,388          $ 386
---------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                                         (1.32)%        (0.73)%
Expenses                                                     2.57%          2.33%
Expenses, net of reduction to custodian expenses              N/A           2.28%
---------------------------------------------------------------------------------
Portfolio turnover rate                                       164%           195%

1. For the period from September 1, 1999 (inception of offering) to July 31, 2000.
2.  Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.








19  Oppenheimer Trinity Core Fund


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                  CLASS C
                                                                 ---------------------------------------
                                                                 YEAR ENDED JULY 31,
                                                                 2001                 2000(1)
---------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                             $10.24               $10.00
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                (.10)                (.03)
Net realized and unrealized gain (loss)                           (1.49)                 .27
                                                      ------------------    -----------------
Total income (loss) from investment operations                    (1.59)                 .24
---------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 --                   --(2)
Dividends in excess of net investment income                         --                   --
                                                      ------------------    -----------------
Total dividends and/or distributions
to shareholders                                                      --                   --
---------------------------------------------------------------------------------------------
Net asset value, end of period                                    $8.65               $10.24
                                                      ==================    =================

---------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                              (15.53)%              2.40%
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                         $1,262                 $989
---------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $1,215                 $322
---------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                                               (1.29)%              (0.73)%
Expenses                                                           2.59%                2.33%
Expenses, net of reduction to custodian expenses                    N/A                 2.28%
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                             164%                 195%

1. For the period from September 1, 1999 (inception of offering) to July 31, 2000.
2.  Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.







20  Oppenheimer Trinity Core Fund


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                  CLASS N
                                                                  ------------------
                                                                  PERIOD ENDED
                                                                  JULY 31, 2001 (1)
------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                              $8.89
------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                (.05)
Net realized and unrealized gain (loss)                            (.09)
                                                      ------------------
Total income (loss) from investment operations                     (.14)
------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 --
Dividends in excess of net investment income                         --
                                                      ------------------
Total dividends and/or distributions
to shareholders                                                      --
------------------------------------------------------------------------
Net asset value, end of period                                    $8.75
                                                      ==================

------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                (1.58)%
------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                             $1
------------------------------------------------------------------------
Average net assets (in thousands)                                    $1
------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                               (1.43)%
Expenses                                                           1.75%
Expenses, net of reduction to custodian expenses                    N/A
------------------------------------------------------------------------
Portfolio turnover rate                                            164%

1.  For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.



21  Oppenheimer Trinity Core Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                CLASS Y
                                                                ---------------------------------------
                                                                YEAR ENDED JULY 31,
                                                                2001                 2000 (1)
--------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                            $10.30               $10.00
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                      (.02)                 .05
Net realized and unrealized gain (loss)                          (1.29)                 .28
                                                     ------------------   ------------------
Total income (loss) from investment operations                   (1.31)                 .33
--------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --                   -- (2)
Dividends in excess of net investment income                        --                 (.03)
                                                     ------------------   ------------------
Total dividends and/or distributions
to shareholders                                                     --                 (.03)
--------------------------------------------------------------------------------------------
Net asset value, end of period                                   $8.99               $10.30
                                                     ==================   ==================

--------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                               (12.72)%              3.26%
--------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                           $86                   $1
--------------------------------------------------------------------------------------------
Average net assets (in thousands)                                 $160                   $1
--------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                            0.07%                0.26%
Expenses                                                         1.30%                1.34%
Expenses, net of reduction to custodian expenses                   N/A                1.29%
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                           164%                 195%

1. For the period from September 1, 1999 (inception of offering) to July 31, 2000.
2.  Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.



22  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS



1.  SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Trinity Core Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

REPURCHASE AGREEMENTS The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

As of July 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

EXPIRING
-------------------------------
2008          $         41,424
2009                   111,626
              -----------------
Total         $        153,050
              =================




23  Oppenheimer Trinity Core Fund

TRUSTEES' COMPENSATION The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 2001, the Fund's projected benefit obligations were increased by $794, resulting in an accumulated liability of $794 as of July 31, 2001.

The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31, 2001, amounts have been reclassified to reflect a decrease in paid-in capital of $53,569. Undistributed net investment loss was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

INVESTMENT INCOME Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

SECURITY TRANSACTIONS Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

OTHER The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.






24  Oppenheimer Trinity Core Fund

2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                    YEAR ENDED JULY 31, 2001(1)            PERIOD ENDED JULY 31, 2000(2)
                                              -----------------------------------  ------------------------------------
                                                      SHARES              AMOUNT            SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                 336,660         $ 3,156,806           609,011          $6,086,888
Dividends and/or distributions reinvested                 --                  --                60                 591
Redeemed                                            (371,783)         (3,537,100)          (44,274)           (452,476)
                                              ---------------  ------------------  ----------------  ------------------
Net increase (decrease)                              (35,123)        $  (380,294)          564,797          $5,635,003
                                              ===============  ==================  ================  ==================

-----------------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                                 172,823         $ 1,659,199           144,748          $1,443,834
Dividends and/or distributions reinvested                 --                  --                23                 221
Redeemed                                            (120,188)         (1,112,511)          (31,320)           (311,908)
                                              ---------------  ------------------  ----------------  ------------------
Net increase (decrease)                               52,635         $   546,688           113,451          $1,132,147
                                              ===============  ==================  ================  ==================

-----------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                                 131,127         $ 1,244,952           102,346          $1,021,691
Dividends and/or distributions reinvested                 --                  --                --                  --
Redeemed                                             (81,907)           (764,157)           (5,847)            (58,276)
                                              ---------------  ------------------  ----------------  ------------------
Net increase (decrease)                               49,220         $   480,795            96,499          $  963,415
                                              ===============  ==================  ================  ==================

-----------------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                                     112         $     1,000                --          $       --
Dividends and/or distributions reinvested                 --                  --                --                  --
Redeemed                                                  --                  --                --                  --
                                              ---------------  ------------------  ----------------  ------------------
Net increase (decrease)                                  112         $     1,000                --          $       --
                                              ===============  ==================  ================  ==================

-----------------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                                  39,211         $   389,874                --           $      --
Dividends and/or distributions reinvested                 --                  --                --                  --
Redeemed                                             (29,794)           (266,382)               --                  --
                                              ---------------  ------------------  ----------------  ------------------
Net increase (decrease)                                9,417         $  123,492                 --          $       --
                                              ===============  ==================  ================  ==================


(1) For the year ended July 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to July 31, 2001, for Class N shares.
(2) For the period from September 1, 1999 (inception of offering) to July 31, 2000.




25  Oppenheimer Trinity Core Fund

3.  PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2001, were $13,290,451 and $12,407,815, respectively.

As of July 31, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $7,595,935 was:

Gross unrealized appreciation                $   467,900
Gross unrealized depreciation
                                                (601,637)
                                             --------------------
Net unrealized appreciation (depreciation)   $  (133,737)
                                             ====================

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the year ended July 31, 2001 was an annualized rate of 0.75%.

TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee.

SUB-ADVISOR FEES The Manager pays Trinity Investment Management Corporation (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the year ended July 31, 2001, the Manager paid $19,909 to the Sub-Advisor.

DISTRIBUTION AND SERVICE PLAN FEES Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

----------------- -------------- ----------------- ---------------- ----------------- --------------- ----------------
YEAR ENDED        AGGREGATE      CLASS A           COMMISSIONS ON   COMMISSIONS ON    COMMISSIONS     COMMISSIONS ON
                  FRONT-END      FRONT-END SALES   CLASS A SHARES   CLASS B SHARES    ON CLASS C      CLASS N SHARES
                  SALES          CHARGES           ADVANCED BY      ADVANCED BY       SHARES          ADVANCED BY
                  CHARGES ON     RETAINED BY       DISTRIBUTOR(1)   DISTRIBUTOR(1)    ADVANCED BY     DISTRIBUTOR(1)
                  CLASS A        DISTRIBUTOR                                          DISTRIBUTOR(1)
                  SHARES
----------------- -------------- ----------------- ---------------- ----------------- --------------- ----------------
July 31, 2001     $33,260        $5,965            $15,801          $24,148           $9,720          $--
----------------- -------------- ----------------- ---------------- ----------------- --------------- ----------------

(1) The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

------------------- ---------------------- ----------------------- ----------------------- ------------------------
YEAR ENDED          CLASS A CONTINGENT     CLASS B CONTINGENT      CLASS C CONTINGENT      CLASS N CONTINGENT
                    DEFERRED SALES         DEFERRED SALES          DEFERRED SALES          DEFERRED SALES CHARGES
                    CHARGES RETAINED BY    CHARGES RETAINED BY     CHARGES RETAINED BY     RETAINED BY DISTRIBUTOR
                    DISTRIBUTOR            DISTRIBUTOR             DISTRIBUTOR
------------------- ---------------------- ----------------------- ----------------------- ------------------------
July 31, 2001       $--                    $3,170                  $1,848                  $--
------------------- ---------------------- ----------------------- ----------------------- ------------------------



26  Oppenheimer Trinity Core Fund

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended July 31, 2001, payments under the Class A plan totaled $6,720, all of which were paid by the Distributor to recipients, and included $574 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

----------------------------------------------------------------------------------------------------------
DISTRIBUTION FEES PAID TO THE DISTRIBUTOR FOR THE YEAR ENDED JULY 31, 2001, WERE
AS FOLLOWS:
-----------------------------------------------------------------------------------------------------------
                                                                                    DISTRIBUTOR'S AGGREGATE
                                       AMOUNT          DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS     RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN         DISTRIBUTOR     UNDER PLAN                   CLASS
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS B PLAN        $13,856            $12,350         $48,260                      3.36%
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS C PLAN         12,131              9,656          17,699                      1.40
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS N PLAN             --                 --              --                        --
------------------- ------------------ --------------- ---------------------------- -----------------------



27  Oppenheimer Trinity Core Fund

5.  BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings outstanding during the year ended or at July 31, 2001.








28  Oppenheimer Trinity Core Fund

INDEPENDENT AUDITORS' REPORT



The Board of Trustees and Shareholders of Oppenheimer Trinity Core Fund:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Trinity Core Fund, including the statement of investments, as of July 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and the period from September 1, 1999 (inception of offering) to July 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Trinity Core Fund as of July 31, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and the period from September 1, 1999 (inception of offering) to July 31, 2000, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP

Denver, Colorado
August 21, 2001












29  Oppenheimer Trinity Core Fund

FEDERAL INCOME TAX INFORMATION  (Unaudited)

In early 2002, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.





30  Oppenheimer Trinity Core Fund

OPPENHEIMER TRINITY CORE FUND



     OFFICERS AND TRUSTEES     Leon Levy, Chairman of the Board of Trustees
                               Donald W. Spiro, Vice Chairman of the Board
                                       of Trustees
                               Robert G. Galli, Trustee
                               Phillip A. Griffiths, Trustee
                               Benjamin Lipstein, Trustee
                               Elizabeth B. Moynihan, Trustee
                               Kenneth A. Randall, Trustee
                               Edward V. Regan, Trustee
                               Russell S. Reynolds, Jr., Trustee
                               Clayton K. Yeutter, Trustee
                               Andrew J. Donohue, Secretary
                               Brian W. Wixted, Treasurer
                               Robert J. Bishop, Assistant Treasurer
                               Scott T. Farrar, Assistant Treasurer
                               Robert G. Zack, Assistant Secretary

     INVESTMENT ADVISOR        OppenheimerFunds, Inc.

     SUB-ADVISOR               Trinity Investment Management Corporation

     DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

     TRANSFER AND              OppenheimerFunds Services
     SHAREHOLDER
     SERVICING AGENT

     CUSTODIAN OF              The Bank of New York
     PORTFOLIO SECURITIES

     INDEPENDENT AUDITORS      KPMG LLP

     LEGAL COUNSEL             Mayer, Brown & Platt


OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 6803 S. TUCSON WAY, ENGLEWOOD, CO 80112-3924

(C) COPYRIGHT 2001 OPPENHEIMERFUNDS, INC.  ALL RIGHTS RESERVED.










31  Oppenheimer Trinity Core Fund

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

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

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RA0211.001.0701      September 29, 2001      [logo]OppenheimerFunds/r/
                                                         Distributor, Inc.